Assets Acquired and Liabilities Assumed - Additional Information (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012	Apr. 30, 2012 Agreement	Mar. 05, 2012 Agreement
Trust Expenses [Line Items]
Number of pooling and servicing agreement		14	116
Unpaid principal balance on servicing agreements		$ 2,900,000,000	$ 15,200,000,000
Cash used to acquire certain assets		103,826,000	149,798,000
Conversion fee paid to Barclays Bank PLC	3,989,000
Purchase price on initial purchased assets	138,792,000
Post closing adjustment from decline in match funded advances	11,006,000
Date of purchase agreement	Feb. 10, 2012
Date of additional sales supplement	May 01, 2012
Cash used in transaction	25,940,000	25,940,000
Amount borrowed under the servicing advance facility	77,886,000	77,886,000
Servicing advances associated with rights	92,593,000
Cost for acquiring entity	103,458,000
Adjustment in purchase price	368,000
Interest rate to calculate the cost of servicing advances	1 Month LIBOR + 4%
Minimum
Trust Expenses [Line Items]
Discount rate of risk of earning of future income streams	14.00%
Mortgage loan prepayment rate	12.00%
Mortgage loan delinquency rate	15.00%
Maximum
Trust Expenses [Line Items]
Discount rate of risk of earning of future income streams	22.00%
Mortgage loan prepayment rate	25.00%
Mortgage loan delinquency rate	35.00%
Ocwen
Trust Expenses [Line Items]
Cash used to acquire certain assets			149,798,000
Barclays Bank Plc
Trust Expenses [Line Items]
Conversion fee paid to Barclays Bank PLC	3,989,000
Servicing advances associated with rights		$ 92,593,000